UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 11/07/2008


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:       $141,342


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     3551   100223 SH       DEFINED                 95988        0     4235
Amgen Inc                      COM              031162100     2030    34245 SH       DEFINED                 31420        0     2825
Automatic Data Processing Inc  COM              053015103     5347   125077 SH       DEFINED                118837        0     6240
Avery Dennison Corp            COM              053611109     3556    79946 SH       DEFINED                 75256        0     4690
BP P.L.C. Spons ADR            COM              055622104      983    19592 SH       DEFINED                 19092        0      500
Bristol-Myers Squibb Co        COM              110122108      371    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1624    31845 SH       DEFINED                 28870        0     2975
Carnival Corp                  COM              143658300     4451   125926 SH       DEFINED                119931        0     5995
Chevron Corp New               COM              166764100      740     8976 SH       DEFINED                  6830        0     2146
Citigroup Inc                  COM              172967101      306    14921 SH       SOLE                    14921        0        0
Delta Air Lines Inc Escrow     COM              2473614AT        0    50000 SH       SOLE                    50000        0        0
Devon Energy Corp              COM              25179M103     5171    56695 SH       DEFINED                 54064        0     2631
Disney Walt Co.                COM              254687106     3522   114750 SH       DEFINED                109675        0     5075
EMC Corporation                COM              268648102     2102   175728 SH       DEFINED                163168        0    12560
Electronic Arts                COM              285512109     1885    50965 SH       DEFINED                 48575        0     2390
Exxon Mobil Corp               COM              30231G102     4505    58009 SH       DEFINED                 56609        0     1400
FPL Group Inc                  COM              302571104      338     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103     5937   232815 SH       DEFINED                232140        0      675
Hewlett-Packard Co             COM              428236103     7695   166406 SH       DEFINED                158941        0     7465
Intl Business Machines         COM              459200101     6487    55462 SH       DEFINED                 52737        0     2725
JPMorgan Chase & Co            COM              46625H100     3149    67440 SH       DEFINED                 63955        0     3485
Johnson & Johnson              COM              478160104     5452    78698 SH       DEFINED                 75948        0     2750
Marsh & McLennan Cos Inc       COM              571748102      362    11400 SH       SOLE                    11400        0        0
McDonalds Corp                 COM              580135101      447     7240 SH       SOLE                     7240        0        0
Medtronic Inc                  COM              585055106     2140    42714 SH       DEFINED                 40339        0     2375
Microsoft Corp                 COM              594918104     3857   144515 SH       DEFINED                138650        0     5865
Motorola Inc                   COM              620076109      816   114268 SH       DEFINED                112018        0     2250
Nighthawk Radiology Hldgs Inc  COM              65411N105      855   118400 SH       DEFINED                112240        0     6160
Nordstrom Inc                  COM              655664100     4093   142025 SH       DEFINED                136565        0     5460
Omnicom Group                  COM              681919106     5201   134887 SH       DEFINED                128387        0     6500
Pepsico Inc                    COM              713448108     7089    99464 SH       DEFINED                 94849        0     4615
Pfizer Inc                     COM              717081103     1257    68166 SH       DEFINED                 65556        0     2610
Pitney Bowes Inc               COM              724479100      733    22025 SH       SOLE                    22025        0        0
Procter & Gamble Company       COM              742718109     9431   135324 SH       DEFINED                130522        0     4802
Qualcomm Inc.                  COM              747525103      643    14960 SH       SOLE                    14960        0        0
Raytheon Co                    COM              755111507      405     7575 SH       SOLE                     7575        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      275     4666 SH       SOLE                     4666        0        0
Sara Lee Corp                  COM              803111103      137    10850 SH       SOLE                    10850        0        0
Schlumberger Limited           COM              806857108     7659    98075 SH       DEFINED                 93780        0     4295
Swift Energy Co                COM              870738101     3064    79196 SH       DEFINED                 77171        0     2025
Teva Pharmaceutical Inds ADR   COM              881624209     3288    71800 SH       DEFINED                 67880        0     3920
Texas Instruments Incorporated COM              882508104      344    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2230   100898 SH       DEFINED                 96636        0     4262
Wal Mart Stores Inc            COM              931142103     8286   138356 SH       DEFINED                131911        0     6445
Walgreen Co.                   COM              931422109     5667   183027 SH       DEFINED                176097        0     6930
Western Union Corp             COM              959802109     3095   125442 SH       DEFINED                118407        0     7035
Wyeth Corp                     COM              983024100      766    20744 SH       SOLE                    20744        0        0